FHLB Advances Summarized by Year of Maturity (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Amount
Less than one year	$ 21,000,000	$ 30,000,000
One to two years	5,000,000	20,000,000
Two to three years	5,000,000	5,000,000
Three to four years	25,000,000	5,000,000
Four to five years		25,000,000
Thereafter	25,000,000	25,000,000
Federal Home Loan Bank advances	$ 81,000,000	$ 110,000,000
Weighted average interest rates
Less than one year	3.49%	4.61%
One to two years	3.80%	3.65%
Two to three years	3.99%	3.80%
Three to four years	4.33%	3.99%
Four to five years		4.33%
Thereafter	4.30%	4.30%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	4.05%	4.24%
Less than one year
Range of interest rates
Range of interest rates, minimum	0.36%	3.30%
Range of interest rates, maximum	3.88%	4.87%
One to two years
Range of interest rates
Range of interest rates	3.80%
Range of interest rates, minimum		3.42%
Range of interest rates, maximum		3.88%
Two to three years
Range of interest rates
Range of interest rates	3.99%	3.80%
Three to four years
Range of interest rates
Range of interest rates	4.33%	3.99%
Four to five years
Range of interest rates
Range of interest rates		4.33%
Thereafter
Range of interest rates
Range of interest rates	4.30%	4.30%